Huber Large Cap Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace & Defense - 2.5%
Northrop Grumman Corp.	700	$484,582

Banking - 17.0%
Bank of America Corp.	5,300	281,960
Citigroup, Inc.	12,800	1,481,088
First Citizens BancShares, Inc. - Class A	150	310,435
First Horizon Corp.	25,292	619,401
JPMorgan Chase & Co.	1,100	336,479
Truist Financial Corp.	6,000	308,520
		3,337,883

Beverages - 0.4%
Anheuser-Busch InBev SA/NV - ADR	1,000	71,680

Biotech & Pharmaceuticals - 14.4%
Eli Lilly & Co.	2,000	2,074,300
GSK PLC - ADR	2,400	123,840
Merck & Co., Inc.	1,100	121,297
Pfizer, Inc.	19,600	518,224
		2,837,661

Consumer Services - 3.8%
Upbound Group, Inc.	39,859	753,335

Electric - 1.0%
Vistra Corp.	1,300	205,855

Electric Utilities - 2.2%
American Electric Power Co., Inc.	300	35,933
Constellation Energy Corp.	533	149,602
Entergy Corp.	1,800	172,602
NextEra Energy, Inc.	800	70,320
		428,457

Electrical Equipment - 0.3%
TE Connectivity PLC	300	66,834

Entertainment Content - 0.6%
Walt Disney Co.	1,000	112,800

Food - 0.5%
Lamb Weston Holdings, Inc.	500	22,965
Tyson Foods, Inc. - Class A	1,100	71,863
		94,828

Gas & Water Utilities - 0.4%
National Fuel Gas Co.	1,000	83,750

Health Care Facilities & Services - 1.9%
Tenet Healthcare Corp. (a)	2,000	378,560

Industrial Support Services - 0.8%
United Rentals, Inc.	200	156,412

Institutional Financial Services - 1.4%
Goldman Sachs Group, Inc.	300	280,623

Insurance - 1.7%
CNO Financial Group, Inc.	8,073	339,469

Internet - 0.5%
VeriSign, Inc.	400	97,692

Internet Media & Services - 0.8%
Lyft, Inc. - Class A (a)	9,694	163,538

Oil & Gas Producers - 13.6%
BP PLC - ADR	4,700	178,036
Cheniere Energy, Inc.	400	84,608
Chord Energy Corp.	3,000	300,720
Expand Energy Corp.	1,000	112,410
Golar LNG Ltd.	31,803	1,290,884
Shell PLC - ADR	9,300	716,379
		2,683,037

Retail - 1.8%
Dollar General Corp.	2,500	358,575

Retail - Consumer Staples - 2.7%
Walmart, Inc.	4,500	536,130

Retail - Discretionary - 1.1%
Home Depot, Inc.	600	224,754

Software - 11.8%
Microsoft Corp.	2,600	1,118,754
Oracle Corp.	4,800	789,984
Weave Communications, Inc. (a)	62,832	408,408
		2,317,146

Specialty Finance - 2.1%
Enova International, Inc. (a)	2,510	414,577

Technology Services - 6.8%
KBR, Inc.	21,130	904,575
Mastercard, Inc. - Class A	550	296,335
Visa, Inc. - Class A	400	128,732
		1,329,642

Telecommunications - 2.3%
AT&T, Inc.	16,900	442,949

Tobacco & Cannabis - 0.5%
Philip Morris International, Inc.	600	107,664

Transportation & Logistics - 4.3%
FedEx Corp.	2,600	837,850

Transportation Equipment - 2.7%
General Motors Co.	6,300	529,200
TOTAL COMMON STOCKS (Cost $9,219,511)		19,675,483

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (b)	26,348	26,348
First American Treasury Obligations Fund - Class X, 3.59% (b)	26,347	26,347
TOTAL MONEY MARKET FUNDS (Cost $52,695)		52,695

TOTAL INVESTMENTS - 100.2% (Cost $9,272,206)		19,728,178
Liabilities in Excess of Other Assets - (0.2)%		(32,825)
TOTAL NET ASSETS - 100.0%		$19,695,353

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Huber Large Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,675,483	$–	$–	$19,675,483
Money Market Funds	52,695	–	–	52,695
Total Investments	$19,728,178	$–	$–	$19,728,178